SUPPLEMENT DATED APRIL 28, 2025
                    TO THE VARIABLE ANNUITY PROSPECTUSES
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                          SEPARATE ACCOUNT D
                        The Chairman Variable Annuity
                     Platinum Investor Variable Annuity

                          SEPARATE ACCOUNT I
                        Profile Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          SEPARATE ACCOUNT USL A
                         Profile Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on or about April 28, 2025, the VIP Asset Manager Portfolio was renamed the VIP Asset Manager 50% Portfolio. Accordingly, all references to "VIP Asset Manager Portfolio" in the prospectuses are replaced with "VIP Asset Manager 50% Portfolio."


Should you have any questions, you may contact our Annuity Service Center at (800) 277-0914.